Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale	12 Months Ended
Dec. 31, 2025
Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale [Abstract]
Non-current assets and disposal groups held for sale and Liabilities included in disposal groups for sale
18.	Non-current assets and disposal groups held for sale and liabilities included in disposal groups for sale:

(a)	At the end of each year, this line item is composed as follows:

	2025	2024
	MCh$	MCh$

Assets received in lieu of payment or awarded in judicial auction (*)
Assets awarded in judicial auction	22,571	27,854
Assets received in lieu of payment	20,207	17,022
Provision for assets received in lieu of payment or awarded	(3,208)	(3,456)

Non-current assets for sale
Investments in other companies	—	—
Assets for recovery of assets transferred in financial leasing operations	1,013	603

Disposal groups held for sale	—	—
Total	40,583	42,023

(*)	Assets received in lieu of payment refer to assets accepted as payment for past-due or written-off debts owed by customers. The assets acquired as such do not exceed 20% of the Bank’s effective equity.

(b)	Changes in the provision for assets received in lieu of payment during the years 2025 and 2024 are detailed as follows:

Provision for assets received in lieu of payment	MCh$

Balance as of January 1, 2024	2,022
Provisions used	(1,890)
Provisions established	3,324
Provisions released	—
Balance as of December 31, 2024	3,456
Provisions used	(2,667)
Provisions established	2,419
Provisions released	—
Balance as of December 31, 2025	3,208

(c)	The Bank does not record liabilities included in the disposal group for sale during the years 2025 and 2024.